Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities
(Loss) income before tax	$ (1,308)	$ 16,034
Finance (income) expense, net	(3,505)	177
Income tax paid	(8,001)	(1,440)
Adjustments for non-cash items:
Depreciation and amortization	7,149	2,245
Movements in credit loss allowance and write-offs	471	701
Share-based payment expense	3,631	2,557
Fair value movement on contingent consideration	21,632	0
Payment of deferred consideration	0	(7,156)
Cash flows from operating activities before changes in working capital	20,069	13,118
Changes in working capital
Trade and other receivables	1,802	36
Trade and other payables	(3,731)	(4,155)
Cash flows generated by operating activities	18,140	8,999
Cash flows from investing activities
Acquisition of property and equipment	(537)	(914)
Acquisition of intangible assets	0	(20,605)
Capitalization of internally developed intangibles	(1,791)	(1,065)
Acquisition of subsidiaries, net of cash acquired	(63,632)	0
Interest received from bank deposits	87	104
Payment of deferred consideration in relation to asset acquisitions and business combination	(10,803)	(10,044)
Cash flows used in investing activities	(76,676)	(32,524)
Cash flows from financing activities
Exercise of options	588	557
Treasury shares acquired	0	(9,750)
Proceeds from borrowings	94,500	18,000
Transaction costs related to borrowings	(6,005)	(847)
Repayment of principal	(23,381)	0
Principal proceeds from the settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	2,813	0
Interest proceeds from the settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	1,298	0
Principal payment of settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	(2,901)	0
Interest payment of settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	(883)	0
Interest payment attributable to third party borrowings	(1,875)	(174)
Interest payment attributable to deferred consideration settled in relation to asset acquisitions and business combinations	(675)	(1,382)
Principal paid on lease liability	(463)	(254)
Interest paid on lease liability	(152)	(89)
Cash flows generated from financing activities	62,864	6,061
Net movement in cash and cash equivalents	4,328	(17,464)
Cash and cash equivalents at the beginning of the period	13,729	25,429
Net foreign exchange differences on cash and cash equivalents	610	(442)
Cash and cash equivalents at the end of the period	18,667	7,523
Supplemental non-cash
Right-of-use assets	509	3,982
Issue of ordinary shares for acquisitions	$ 9,971	$ 0